Regulated Operations Plant and Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Southwest Gas Corporation
Operating Leases
2022	$ 639
2023	522
2024	499
2025	483
2026	220
Thereafter	0
Total lease payments	2,363
Less imputed interest	256
Operating lease liabilities	2,107	$ 2,242
Centuri
Operating Leases
2022	15,200
2023	13,402
2024	11,321
2025	9,228
2026	7,878
Thereafter	45,529
Total lease payments	102,558
Less imputed interest	17,443
Operating lease liabilities	85,115	85,279
Finance Leases
2022	9,494
2023	7,940
2024	6,476
2025	3,987
2026	2,108
Thereafter	1,008
Total lease payments	31,013
Less imputed interest	1,570
Finance lease liabilities	$ 29,443	$ 692